Basis of Presentation - Additional Information (Detail)	12 Months Ended	0 Months Ended	3 Months Ended			0 Months Ended	3 Months Ended		0 Months Ended
	Dec. 31, 2013	Feb. 28, 2014 FIN Electronic Cigarette USD ($)	Mar. 31, 2014 FIN Electronic Cigarette USD ($)	Mar. 31, 2014 Maximum FIN Electronic Cigarette	Mar. 31, 2014 Maximum Common stock issuable per day FIN Electronic Cigarette	Feb. 28, 2014 Promissory Notes FIN Electronic Cigarette USD ($)	Mar. 31, 2014 Promissory Notes FIN Electronic Cigarette	Mar. 31, 2014 Promissory Notes Common stock issuable per day FIN Electronic Cigarette	Jan. 09, 2014 Vapestick USD ($)	Jan. 09, 2014 Vapestick GBP (£)
Basis Of Presentation [Line Items]
Cash payments to acquire business		$ 10,000,000	$ 10,000,000						$ 5,800,000	£ 3,500,000
Issuance of common shares	10,844,000	10,000,000							6,595,900	6,595,900
Share exchange agreement for Aggregate cash payment			$ 15,000,000			$ 15,000,000
Promissory notes interest rate						10.00%	10.00%
Debt, maturity date							May 29, 2014
Contingently issuable shares				500,000	12,500		500,000	12,500